Related party transactions and balances (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Due to related party	$ 32,310	$ 47,354
Due from related parties	0	11,635
Arne Krueger, COO [Member]
Due from related parties	0	10,131
PlanET China [Member]
Due to related party	32,310	47,354
Andreas Spiegler, CEO [Member] | Principal Accounting Officer & Principal Financial Officer [Member]
Due from related parties	$ 0	$ 1,504